UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PFPC Inc.

103 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Thomas John Holton

Bingham McCutchen LLP

150 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Common Stock - 97.1%
Computer Services & Software - 3.6%
	470,600	ACI Worldwide, Inc.[1,4]	$9,374,352
	1,183,813	SkillSoft PLC, ADR[1,2,3]	12,394,522

			21,768,874

Consumer Discretionary - 2.9%
Leisure Equipment & Products - 1.4%
	569,500	Callaway Golf Co.	8,360,260

Media - 1.5%
	1,198,967	Journal Communications, Inc. - Class A	8,848,376

Total Consumer Discretionary			17,208,636

Electric, Gas, Water, & Utilities - 3.9%
	512,600	Cleco Corp.	11,369,468
	314,764	El Paso Electric Co.[1]	6,726,507
	221,800	NorthWestern Corp.	5,405,266

			23,501,241

Finance & Insurance - 21.1%
Commercial Banks - 3.9%
	203,800	Bank of Hawaii Corp.	10,100,328
	905,200	CVB Financial Corp.[4]	9,423,132
	125,900	Webster Financial Corp.	3,508,833

			23,032,293

Financial Services - 1.4%
	188,550	Stifel Financial Corp.[1,4]	8,465,895

Insurance Carriers - 5.7%
	278,800	LandAmerica Financial Group, Inc.[4]	11,004,236
	347,700	Max Capital Group Ltd.	9,106,263
	347,700	Protective Life Corp.	14,102,712

			34,213,211

Savings, Credit, & Other Financial Institutions - 10.1%
	509,600	Astoria Financial Corp.	13,840,736
	1,456,800	Brookline Bancorp, Inc.	16,724,064
	1,357,900	Investors Bancorp, Inc.[1]	20,843,765
	769,600	NewAlliance Bancshares, Inc.[4]	9,435,296

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
			60,843,861

Total Finance & Insurance			126,555,260

Healthcare - 7.9%
Healthcare – Equipment - 6.1%
	782,000	Cyberonics, Inc.[1,4]	11,339,000
	317,750	Edwards Lifesciences Corp.[1,4]	14,155,763
	323,700	The Cooper Cos., Inc.	11,144,991

			36,639,754

Pharmaceuticals - 1.8%
	302,700	BioMarin Pharmaceutical, Inc.[1,4]	10,706,499

Total Healthcare			47,346,253

Manufacturing - 27.1%
Auto Parts & Equipment - 3.5%
	1,271,500	ArvinMeritor, Inc.[4]	15,906,465
	524,550	Commercial Vehicle Group, Inc.[1]	5,198,290

			21,104,755

Building - Residential/Commercial - 1.5%
	312,600	Thor Industries, Inc.[4]	9,306,102

Chemical & Allied Products - 1.6%
	290,800	Rockwood Holdings, Inc.[1]	9,529,516

Containers & Packaging - 3.4%
	302,774	Greif, Inc. - Class A4	20,567,437

Diversified Manufacturing Industries - 2.4%
	617,500	Barnes Group, Inc.[4]	14,171,625

Electronic Components & Equipment - 2.2%
	483,900	Checkpoint Systems, Inc.[1]	12,992,715

Food & Beverage - 4.7%
	623,500	Lance, Inc.	12,220,600
	272,800	Ralcorp Holdings, Inc.[1]	15,863,320

			28,083,920

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Misc. Electrical Machinery, Equipment, & Supplies - 2.8%
	461,631	Regal-Beloit Corp.	16,909,544

Misc. Industrial Machinery & Equipment - 2.3%
	318,594	Kaydon Corp.[4]	13,989,463

Semiconductors - 1.7%
	602,500	Veeco Instruments, Inc.[1,4]	10,019,575

Telecommunications Equipment - 1.0%
	1,037,100	Arris Group, Inc.[1]	6,035,922

Total Manufacturing			162,710,574

Mining - 1.9%
	194,659	Compass Minerals International, Inc.	11,480,988

Oil & Gas - 4.5%
	234,045	Range Resources Corp.	14,850,155
	218,800	Unit Corp.[1]	12,395,020

			27,245,175

Real Estate Investment Trusts - 1.1%
	395,700	DuPont Fabros Technology, Inc.[4]	6,525,093

Services - 8.7%
Business Services - 6.0%
	443,615	G & K Services, Inc. - Class A	15,797,130
	735,900	Korn/Ferry International[1]	12,436,710
	137,900	Watson Wyatt Worldwide, Inc. - Class A	7,825,825

			36,059,665

Commercial Services - 1.7%
	467,600	TeleTech Holdings, Inc.[1]	10,502,296

Sanitary Services - 1.0%
	545,560	Casella Waste Systems, Inc. - Class A1	5,962,971

Total Services			52,524,932

Transportation - 2.7%
Marine - 1.7%
	179,620	Kirby Corp.[1,4]	10,238,340

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Trucking - 1.0%
	437,600	Vitran Corp., Inc.[1]	6,244,552

Total Transportation			16,482,892

Wholesale & Retail Trade - 11.7%
Retail Apparel & Accessory Stores - 4.4%
	830,300	Dress Barn, Inc.[1,4]	10,744,082
	644,482	Tween Brands, Inc.[1]	15,944,485

			26,688,567

Retail Building Materials - 2.7%
	857,304	Interline Brands, Inc.[1]	15,902,989

Specialty Retail Stores - 2.8%
	966,689	Insight Enterprises, Inc.[1]	16,917,057

Wholesale-Industrial Supplies - 1.8%
	299,700	WESCO International, Inc.[1]	10,936,053

Total Wholesale & Retail Trade			70,444,666

Total Common Stock (Cost $550,077,358)			583,794,584

Short-Term Investments - 3.2%
	9,594,313	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	9,594,313
	9,594,312	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	9,594,312

Total Short-Term Investments (Cost $19,188,625)			19,188,625

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities - 100.3% (Cost $569,265,983)			602,983,209

Short-Term Investments Held As Collateral For Loaned Securities - 18.2%
Institutional Money Market Trust
	109,275,238	Institutional Money Market Trust	109,275,238

(Cost $109,275,238)

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares	Market Value
Total Investments - 118.5% (Cost $678,541,221)[5]	712,258,447	[6]
Liabilities in Excess of Other Assets - (18.5%)	(111,141,523)

Total Net Assets - 100.0%	$601,116,924

[1]	Non-incoming producing security.

[2]	ADR – American Depository Receipt.

[3]	PLC – Public Limited Company.

[4]	Security partially or fully on loan.

[5]

The cost for Federal income tax purposes was $688,150,169. At March 31, 2008 net unrealized appreciation was $24,108,278. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $83,522,997, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $59,414,719.

[6]	At March 31, 2008, the market value of securities on loan for the Small Cap Value Fund was $105,175,102.

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Common Stock - 93.5%
Aerospace & Defense - 5.4%
	13,000	Esterline Technologies Corp.[1]	$654,810
	87,800	Goodrich Corp.	5,049,378
	104,700	Moog, Inc. - Class A1	4,419,387

			10,123,575

Computer Services & Software - 4.3%
	49,600	Dun & Bradstreet Corp.	4,036,448
	252,640	Parametric Technology Corp.[1]	4,037,187

			8,073,635

Electric, Gas, Water, & Utilities - 1.4%
	193,200	CMS Energy Corp.	2,615,928

Finance & Insurance - 15.8%
Asset Management - 1.2%
	25,700	Affiliated Managers Group, Inc.[1,2]	2,332,018

Commercial Banks - 2.0%
	56,019	Bank of Hawaii Corp.	2,776,301
	31,600	Webster Financial Corp.	880,692

			3,656,993

Insurance Carriers - 4.2%
	221,900	Fidelity National Financial, Inc. - Class A	4,067,427
	95,700	Protective Life Corp.	3,881,592

			7,949,019

Savings, Credit, & Other Financial Institutions - 8.4%
	162,100	Astoria Financial Corp.	4,402,636
	156,000	Hudson City Bancorp, Inc.	2,758,080
	296,180	People’s United Financial, Inc.	5,126,875
	288,300	TFS Financial Corp.	3,468,249

			15,755,840

Total Finance & Insurance			29,693,870

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Healthcare - 10.6%
Healthcare – Equipment - 7.9%
	56,800	C.R. Bard, Inc.	5,475,520
	99,300	Edwards Lifesciences Corp.[1,2]	4,423,815
	24,200	Kinetic Concepts, Inc.[1]	1,118,766
	109,200	The Cooper Cos., Inc.	3,759,756

			14,777,857

Healthcare – Supplies - 0.9%
	26,500	Millipore Corp.[1]	1,786,365

Pharmaceuticals - 1.8%
	95,400	BioMarin Pharmaceutical, Inc.[1]	3,374,298

Total Healthcare			19,938,520

Manufacturing - 29.5%
Auto Parts & Equipment - 1.9%
	79,433	WABCO Holdings, Inc.	3,623,733

Automobile Manufacturers - 1.7%
	88,300	Oshkosh Corp.	3,203,524

Building - Residential/Commercial - 2.0%
	124,745	Thor Industries, Inc.[2]	3,713,659

Building Materials & Components - 1.0%
	40,100	Trane, Inc.	1,840,590

Chemical & Allied Products - 2.2%
	126,000	Rockwood Holdings, Inc.[1]	4,129,021

Computers & Office Equipment - 3.1%
	102,600	NCR Corp.[1]	2,342,358
	158,090	Teradata Corp.[1]	3,487,465

			5,829,823

Containers & Packaging - 3.6%
	43,300	Greif, Inc. - Class A2	2,941,369
	144,600	Pactiv Corp.[1]	3,789,967

			6,731,336

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Diversified Manufacturing Industries - 1.6%
	89,800	Carlisle Cos., Inc.	3,002,912

Electronic Components & Equipment - 2.0%
	99,500	Amphenol Corp. - Class A	3,706,375

Food & Beverage - 3.5%
	88,100	McCormick & Co., Inc.[2]	3,257,057
	58,000	Ralcorp Holdings, Inc.[1]	3,372,700

			6,629,757

Metal Products - 1.9%
	64,600	Carpenter Technology Corp.	3,615,662

Misc. Industrial Machinery & Equipment - 3.5%
	120,900	Commercial Metals Co.	3,623,373
	65,400	Kaydon Corp.	2,871,714

			6,495,087

Semiconductors - 1.5%
	567,140	LSI Corp.[1]	2,807,343

Total Manufacturing			55,328,822

Oil & Gas - 12.2%
	144,600	Dresser-Rand Group, Inc.[1]	4,446,450
	55,500	Equitable Resources, Inc.	3,268,950
	77,900	Oneok, Inc.	3,476,677
	112,200	Pride International, Inc.[1]	3,921,390
	135,900	Questar Corp.	7,686,504

			22,799,971

Real Estate Investment Trusts - 0.8%
	101,200	iStar Financial, Inc.[2]	1,419,836

Services - 4.2%
Business Services - 3.0%
	100,000	Manpower, Inc.	5,626,000

Printing & Publishing - 1.2%
	74,100	R.R. Donnelley & Sons Co.	2,245,971

Total Services			7,871,971

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Par/Shares			Market Value
Wholesale & Retail Trade - 9.3%
Retail Apparel & Accessory Stores - 2.8%
	198,800	Dress Barn, Inc.[1]	2,572,472
	107,400	Tween Brands, Inc.[1]	2,657,076

			5,229,548

Specialty Retail Stores - 4.3%
	116,100	Advance Auto Parts, Inc.	3,953,205
	151,200	Dollar Tree, Inc.[1,2]	4,171,608

			8,124,813

Wholesale-Industrial Supplies - 2.2%
	112,000	WESCO International, Inc.[1]	4,086,880

Total Wholesale & Retail Trade			17,441,241

Total Common Stock (Cost $175,413,361)			175,307,369

Short-Term Investments - 11.2%
	9,256,942	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	9,256,942
	9,256,942	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	9,256,942
	2,530,000	PNC Bank Money Market	2,530,000

Total Short-Term Investments (Cost $21,043,884)			21,043,884

U.S. Treasury Obligations - 1.4%
	$350,000	U.S. Treasury Bills, 1.98%, 04/03/08[2]	349,972
	650,000	U.S. Treasury Bills, 1.80%, 04/11/08[2]	649,688
	500,000	U.S. Treasury Bills, 0.52%, 04/17/08[2]	499,884
	150,000	U.S. Treasury Bills, 2.44%, 04/17/08[2]	149,897
	750,000	U.S. Treasury Bills, 1.50%, 04/24/08	749,435
	250,000	U.S. Treasury Bills, 1.50%, 10/02/08	248,104

Total U.S. Treasury Obligations (Cost $2,646,980)			2,646,980

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities - 106.1% (Cost $199,104,225)			198,998,233

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares		Market Value
Short-Term Investments Held As Collateral For Loaned Securities - 5.4%
Institutional Money Market Trust
10,035,736	Institutional Money Market Trust	10,035,736

(Cost $10,035,736)
Total Investments - 111.5% (Cost $209,139,961)[3]		$209,033,969	[4]
Liabilities in Excess of Other Assets - (11.5%)		(21,486,561)

Total Net Assets - 100.0%		$187,547,408

[1]	Non-incoming producing security.

[2]	Security partially or fully on loan.

[3]

The cost for Federal income tax purposes was $212,334,475. At March 31, 2008, net unrealized depreciation was $3,300,506. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $10,124,192, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,424,698.

[4]	At March 31, 2008, the market value of securities on loan for the Small/Mid Cap Value Fund was $9,758,225.

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Common Stock - 93.6%
Advertising - 1.3%
	1,218,200	Omnicom Group, Inc.	$53,820,076

Aerospace & Defense - 2.7%
	1,967,200	Goodrich Corp.	113,133,672

Computer Services & Software - 7.4%
	1,582,300	Computer Sciences Corp.[1]	64,542,017
	1,120,000	Dun & Bradstreet Corp.	91,145,600
	2,203,900	Fidelity National Information Services, Inc.	84,056,746
	4,239,100	Parametric Technology Corp.[1]	67,740,818

			307,485,181

Electric, Gas, Water, & Utilities - 10.3%
	1,443,300	Allegheny Energy, Inc.	72,886,650
	4,513,004	CMS Energy Corp.	61,106,074
	2,388,600	PPL Corp.	109,684,512
	2,369,000	Sempra Energy	126,220,320
	1,368,800	Wisconsin Energy Corp.	60,213,512

			430,111,068

Finance & Insurance - 13.7%
Asset Management - 4.8%
	3,456,400	Invesco Ltd.	84,197,904
	324,500	State Street Corp.	25,635,500
	2,169,900	The Bank of New York Mellon Corp.	90,549,927

			200,383,331

Commercial Banks - 2.0%
	1,705,200	UnionBanCal Corp.	83,691,216

Insurance Carriers - 2.7%
	2,192,700	Lincoln National Corp.	114,020,400

Savings, Credit, & Other Financial Institutions - 4.2%
	3,308,800	Hudson City Bancorp, Inc.	58,499,584
	6,706,980	People’s United Financial, Inc.	116,097,824

			174,597,408

Total Finance & Insurance			572,692,355

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Healthcare - 4.7%
Healthcare – Equipment - 3.6%
	1,278,800	C.R. Bard, Inc.	123,276,320
	575,450	Kinetic Concepts, Inc.[1]	26,603,054

			149,879,374

Healthcare – Supplies - 1.1%
	658,600	Millipore Corp.[1,2]	44,396,226

Total Healthcare			194,275,600

Manufacturing - 29.1%
Auto Parts & Equipment - 1.9%
	1,735,266	WABCO Holdings, Inc.	79,162,835

Automobile Manufacturers - 1.8%
	2,020,600	Oshkosh Corp.	73,307,368

Chemical & Allied Products - 1.5%
	1,169,700	Rohm & Haas Co.[2]	63,257,376

Computers & Office Equipment - 3.1%
	2,315,700	NCR Corp.[1]	52,867,431
	3,560,500	Teradata Corp.[1]	78,544,630

			131,412,061

Containers & Packaging - 2.1%
	3,307,400	Pactiv Corp.[1]	86,686,954

Diversified Manufacturing Industries - 5.7%
	2,015,300	Carlisle Cos., Inc.[2]	67,391,632
	2,178,600	Ingersoll-Rand Co. Ltd. - Class A	97,121,987
	1,341,700	Textron, Inc.	74,357,014

			238,870,633

Electronic Components & Equipment - 3.5%
	2,127,500	Amphenol Corp. - Class A	79,249,375
	1,934,500	Tyco Electronics Ltd.	66,392,040

			145,641,415

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Food & Beverage - 4.5%
	636,740	Brown-Forman Corp. - Class B2	42,164,923
	1,999,200	Campbell Soup Co.[2]	67,872,840
	2,090,100	McCormick & Co., Inc.[2]	77,270,997

			187,308,760

Metal Products - 1.8%
	1,052,900	Allegheny Technologies, Inc.[2]	75,134,944

Misc. Industrial Machinery & Equipment - 1.9%
	770,200	Precision Castparts Corp.	78,622,016

Semiconductors - 1.3%
	11,204,200	LSI Corp.[1,2]	55,460,790

Total Manufacturing			1,214,865,152

Oil & Gas - 10.6%
	1,261,500	ENSCO International, Inc.	78,995,130
	1,758,700	Equitable Resources, Inc.[2]	103,587,430
	1,881,600	Oneok, Inc.	83,975,808
	3,133,500	Questar Corp.	177,230,760

			443,789,128

Real Estate Investment Trusts - 0.8%
	2,453,700	iStar Financial, Inc.[2]	34,425,411

Services - 3.1%
	2,262,500	Manpower, Inc.	127,288,250

Wholesale & Retail Trade - 9.9%
Retail Department Stores - 2.0%
	2,211,600	J. C. Penney Co., Inc.	83,399,436

Specialty Retail Stores - 6.1%
	2,546,600	Advance Auto Parts, Inc.	86,711,730
	3,196,600	Dollar Tree, Inc.[1,2]	88,194,194
	3,602,900	Staples, Inc.	79,660,119

			254,566,043

Wholesale Miscellaneous - 1.8%
	1,828,200	Genuine Parts Co.	73,530,204

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Par/Shares			Market Value
Total Wholesale & Retail Trade			411,495,683

Total Common Stock (Cost $3,827,191,301)			3,903,381,576

Exchange Traded Funds - 1.3%
	111,000	iShares Dow Jones U.S. Financial Sector Index Fund[2]	9,063,150
	156,100	iShares Russell Midcap Index Fund[2]	14,603,155
	60,200	KBW Bank ETF	2,342,984
	101,900	Midcap SPDR Trust Series I	14,431,078
	112,300	Regional Bank HOLDRs Trust[2]	13,252,523

Total Exchange Traded Funds (Cost $58,357,491)			53,692,890

Short-Term Investments - 4.9%
	103,104,570	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	103,104,570
	103,104,569	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	103,104,569

Total Short-Term Investments (Cost $206,209,139)			206,209,139

U.S. Treasury Obligations - 2.1%
	$15,000,000	U.S. Treasury Bills, 1.98%, 04/03/08[2]	14,998,350
	2,000,000	U.S. Treasury Bills, 4.00%, 04/03/08[2]	1,999,922
	17,000,000	U.S. Treasury Bills, 1.80%, 04/10/08[2]	16,992,393
	15,000,000	U.S. Treasury Bills, 0.52%, 04/17/08	14,996,533
	2,500,000	U.S. Treasury Bills, 2.44%, 04/17/08[2]	2,497,444
	15,000,000	U.S. Treasury Bills, 1.50%, 04/24/08	14,988,692
	2,000,000	U.S. Treasury Bills, 2.37%, 04/24/08[2]	1,997,892
	2,000,000	U.S. Treasury Bills, 3.95%, 05/01/08[2]	1,997,934
	2,000,000	U.S. Treasury Bills, 2.25%, 05/15/08[2]	1,996,891
	2,000,000	U.S. Treasury Bills, 3.63%, 05/15/08[2]	1,996,920
	5,000,000	U.S. Treasury Bills, 3.28%, 06/19/08[2]	4,986,850
	2,000,000	U.S. Treasury Bills, 3.17%, 07/10/08[2]	1,992,600
	2,000,000	U.S. Treasury Bills, 1.31%, 09/18/08	1,986,212
	2,000,000	U.S. Treasury Bills, 1.50%, 10/02/08	1,984,973

Total U.S. Treasury Obligations (Cost $85,373,477)			85,413,606

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities - 101.9% (Cost $4,177,131,408)			4,248,697,211

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares		Market Value
Short-Term Investments Held As Collateral For Loaned Securities - 6.7%
Institutional Money Market Trust
281,359,813	Institutional Money Market Trust	281,359,813

(Cost $281,359,813)
Total Investments - 108.6% (Cost $4,458,491,221)[3]		4,530,057,024	[4]
Liabilities in Excess of Other Assets - (8.6%)		(359,387,370)

Total Net Assets - 100.0%		$4,170,669,654

[1]	Non-incoming producing security.

[2]	Security partially or fully on loan.

[3]

The cost for Federal income tax purposes was $4,465,027,334. At March 31, 2008 net unrealized appreciation was $65,029,690. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $395,675,514, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $330,645,824.

[4]	At March 31, 2008, the market value of securities on loan for the Mid Cap Value Fund was $269,477,618.

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Common Stock - 94.8%
Advertising - 1.5%
	16,100	Omnicom Group, Inc.	$711,298

Aerospace & Defense - 2.1%
	16,800	Goodrich Corp.	966,168

Computer Services & Software - 8.9%
	14,400	Dun & Bradstreet Corp.	1,171,872
	29,900	Fidelity National Information Services, Inc.	1,140,386
	51,100	Oracle Corp.[1]	999,516
	56,000	Parametric Technology Corp.[1]	894,880

			4,206,654

Consumer Products - 1.6%
	10,400	Procter & Gamble Co.	728,728

Electric, Gas, Water, & Utilities - 6.7%
	8,600	Exelon Corp.	698,922
	22,500	PPL Corp.	1,033,200
	26,900	Sempra Energy	1,433,232

			3,165,354

Finance & Insurance - 12.1%
Asset Management - 4.7%
	35,800	Invesco Ltd.	872,088
	4,300	State Street Corp.	339,700
	24,600	The Bank of New York Mellon Corp.	1,026,558

			2,238,346

Financial Services - 2.3%
	25,100	JPMorgan Chase & Co.	1,078,045

Insurance Carriers - 1.3%
	11,500	Lincoln National Corp.	598,000

Savings, Credit, & Other Financial Institutions - 3.8%
	24,800	Astoria Financial Corp.	673,568
	64,600	People’s United Financial, Inc.	1,118,226

			1,791,794

Total Finance & Insurance			5,706,185

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Healthcare - 6.2%
Healthcare – Equipment - 4.6%
	14,500	C.R. Bard, Inc.	1,397,800
	17,100	Edwards Lifesciences Corp.[1]	761,805

			2,159,605

Pharmaceuticals - 1.6%
	8,100	Roche Holding AG, ADR[2]	764,235

Total Healthcare			2,923,840

Manufacturing - 31.4%
Auto Parts & Equipment - 1.7%
	17,900	WABCO Holdings, Inc.	816,598

Computers & Office Equipment - 5.6%
	22,100	Hewlett-Packard Co.	1,009,086
	26,000	NCR Corp.[1]	593,580
	47,200	Teradata Corp.[1]	1,041,232

			2,643,898

Diversified Manufacturing Industries - 4.9%
	23,000	General Electric Co.	851,230
	17,000	Ingersoll-Rand Co. Ltd. - Class A	757,860
	12,600	Textron, Inc.	698,292

			2,307,382

Electronic Components & Equipment - 5.2%
	22,400	Sony Corp., ADR[2]	897,568
	11,500	Thermo Fisher Scientific, Inc.[1]	653,660
	25,500	Tyco Electronics Ltd.	875,160

			2,426,388

Food & Beverage - 9.6%
	17,200	Cadbury Schweppes PLC, ADR[2,3]	760,584
	25,100	Campbell Soup Co.	852,145
	21,900	McCormick & Co., Inc.	809,643
	11,100	Nestle SA, ADR[2]	1,389,166
	9,700	PepsiCo, Inc.	700,340

			4,511,878

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Misc. Industrial Machinery & Equipment - 2.6%
	12,000	Precision Castparts Corp.	1,224,960

Semiconductors - 1.8%
	170,800	LSI Corp.[1]	845,460

Total Manufacturing			14,776,564

Oil & Gas - 8.7%
	25,200	Dresser-Rand Group, Inc.[1]	774,900
	20,200	Oneok, Inc.	901,526
	34,600	Questar Corp.	1,956,976
	6,500	Total SA, ADR[2]	481,065

			4,114,467

Services - 4.8%
Business Services - 2.1%
	17,900	Manpower, Inc.	1,007,054

Hotels, Restaurants, & Leisure - 1.0%
	7,816	MGM Mirage[1]	459,346

Telecommunications Services - 1.7%
	20,500	AT&T, Inc.	785,150

Total Services			2,251,550

Wholesale & Retail Trade - 10.8%
Retail Apparel & Accessory Stores - 1.5%
	29,300	Tween Brands, Inc.[1]	724,882

Retail Department Stores - 4.0%
	32,000	J. C. Penney Co., Inc.	1,206,720
	15,600	Kohl’s Corp.[1]	669,084

			1,875,804

Specialty Retail Stores - 3.8%
	23,200	CVS Caremark Corp.	939,832
	38,000	Staples, Inc.	840,180

			1,780,012

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Par/Shares			Market Value
Wholesale Miscellaneous - 1.5%
	16,900	Genuine Parts Co.	679,718

Total Wholesale & Retail Trade			5,060,416

Total Common Stock (Cost $43,335,637)			44,611,224

Short-Term Investments - 4.0%
	938,294	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	938,294
	938,293	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	938,293

Total Short-Term Investments (Cost $1,876,587)			1,876,587

U.S. Treasury Obligations - 1.9%
	$250,000	U.S. Treasury Bills, 1.98%, 04/03/08	249,972
	150,000	U.S. Treasury Bills, 1.80%, 04/10/08	149,933
	150,000	U.S. Treasury Bills, 0.52%, 04/17/08	149,965
	250,000	U.S. Treasury Bills, 1.50%, 04/24/08	249,812
	100,000	U.S. Treasury Bills, 3.63%, 05/15/08	99,846

Total U.S. Treasury Obligations (Cost $899,239)			899,528

Total Investments - 100.7% (Cost $46,111,463)[4]			47,387,339
Liabilities in Excess of Other Assets - (0.7%)			(322,079)

Total Net Assets - 100.0%			$47,065,260

[1]	Non-income producing security.

[2]	ADR - American Depository Receipt.

[3]	PLC - Public Limited Company.

[4]

The cost for Federal income tax purposes was $46,479,472. At March 31, 2008 net unrealized appreciation was $907,867. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,272,616, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,364,749.

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Common Stock - 97.9%
Advertising - 1.1%
	1,900	Omnicom Group, Inc.	$83,942

Aerospace & Defense - 3.2%
	4,500	Goodrich Corp.	258,795

Computer Services & Software - 5.9%
	4,700	Fidelity National Information Services, Inc.	179,258
	4,000	Oracle Corp.[1]	78,240
	13,500	Parametric Technology Corp.[1]	215,730

			473,228

Electric, Gas, Water, & Utilities - 5.4%
	4,200	PPL Corp.	192,864
	4,500	Sempra Energy	239,760

			432,624

Finance & Insurance - 15.2%
Asset Management - 5.1%
	5,800	Invesco Ltd.	141,288
	6,400	The Bank of New York Mellon Corp.	267,072

			408,360

Financial Services - 1.5%
	2,600	Stifel Financial Corp.[1]	116,740

Insurance Carriers - 2.4%
	3,700	Lincoln National Corp.	192,400

Savings, Credit, & Other Financial Institutions - 6.2%
	9,200	Astoria Financial Corp.	249,872
	14,050	People’s United Financial, Inc.	243,206

			493,078

Total Finance & Insurance			1,210,578

Healthcare - 9.7%
Healthcare – Equipment - 7.6%
	2,500	C.R. Bard, Inc.	241,000
	4,600	Edwards Lifesciences Corp.[1]	204,930
	4,700	The Cooper Cos., Inc.	161,821

			607,751

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Pharmaceuticals - 2.1%
	1,800	Roche Holding AG, ADR[2]	169,830

Total Healthcare			777,581

Manufacturing - 34.3%
Auto Parts & Equipment - 2.1%
	3,700	WABCO Holdings, Inc.	168,794

Automobile Manufacturers - 1.3%
	2,900	Oshkosh Corp.	105,212

Chemical & Allied Products - 3.0%
	7,200	Rockwood Holdings, Inc.[1]	235,944

Computers & Office Equipment - 4.3%
	1,800	Hewlett-Packard Co.	82,188
	4,400	NCR Corp.[1]	100,452
	7,100	Teradata Corp.[1]	156,626

			339,266

Diversified Manufacturing Industries - 5.0%
	5,100	Barnes Group, Inc.	117,045
	3,200	Ingersoll-Rand Co. Ltd. - Class A	142,656
	2,500	Textron, Inc.	138,550

			398,251

Food & Beverage - 9.3%
	5,100	Campbell Soup Co.	173,145
	3,700	McCormick & Co., Inc.	136,789
	2,000	Nestle SA, ADR[2]	250,300
	3,200	Ralcorp Holdings, Inc.[1]	186,080

			746,314

Misc. Industrial Machinery & Equipment - 5.1%
	4,600	Kaydon Corp.	201,986
	2,000	Precision Castparts Corp.	204,160

			406,146

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Semiconductors - 3.2%
	4,600	Intel Corp.	97,428
	32,000	LSI Corp.[1]	158,400

			255,828

Telecommunications Equipment – 1.0%
	14,100	Arris Group, Inc.[1]	82,062

Total Manufacturing			2,737,817

Oil & Gas - 9.5%
	4,000	Dresser-Rand Group, Inc.[1]	123,000
	2,000	Equitable Resources, Inc.	117,800
	4,200	Oneok, Inc.	187,446
	5,800	Questar Corp.	328,048

			756,294

Real Estate Investment Trusts - 1.4%
	6,800	DuPont Fabros Technology, Inc.	112,132

Services - 3.0%
	4,300	Manpower, Inc.	241,918

Wholesale & Retail Trade - 9.2%
Retail Apparel & Accessory Stores - 4.1%
	16,300	Dress Barn, Inc.[1]	210,922
	4,700	Tween Brands, Inc.[1]	116,278

			327,200

Specialty Retail Stores - 5.1%
	4,700	Advance Auto Parts, Inc.	160,035
	9,000	Dollar Tree, Inc.[1]	248,310

			408,345

Total Wholesale & Retail Trade			735,545

Total Common Stock (Cost $8,094,862)			7,820,454

Short-Term Investments - 5.1%
	204,970	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	204,970
	204,970	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	204,970

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares	Market Value
Total Short-Term Investments (Cost $409,940)	409,940

Total Investments - 103.0% (Cost $8,504,802)[3]	8,230,394
Liabilities in Excess of Other Assets - (3.0%)	(242,869)

Total Net Assets - 100.0%	$7,987,525

[1]	Non-incoming producing security.

[2]	ADR – American Depository Receipt

[3]

The tax cost for Federal income tax purposes was $8,504,802. At March 31, 2008, net unrealized depreciation was $274,408. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $383,980, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $658,388.

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Long Positions - 124.7%
Common Stock - 120.6%
Advertising - 1.7%
	3,600	Omnicom Group, Inc.[4]	$159,048

Aerospace & Defense - 2.9%
	4,650	Goodrich Corp.[4]	267,422

Computer Services & Software - 10.7%
	3,150	Dun & Bradstreet Corp.[4]	256,347
	6,900	Fidelity National Information Services, Inc.[4]	263,166
	14,000	Oracle Corp.[1,4]	273,840
	12,950	Parametric Technology Corp.[1]	206,941

			1,000,294

Consumer Products - 1.9%
	2,550	Procter & Gamble Co.[4]	178,679

Electric, Gas, Water, & Utilities - 8.5%
	2,050	Exelon Corp.[4]	166,604
	6,100	PPL Corp.[4]	280,112
	6,600	Sempra Energy[4]	351,648

			798,364

Finance & Insurance - 13.4%
Asset Management - 4.9%
	7,400	Invesco Ltd.	180,264
	950	State Street Corp.[4]	75,050
	4,800	The Bank of New York Mellon Corp.	200,304

			455,618

Financial Services - 2.3%
	5,000	JPMorgan Chase & Co.[4]	214,750

Insurance Carriers - 1.7%
	3,050	Lincoln National Corp.[4]	158,600

Savings, Credit, & Other Financial Institutions - 4.5%
	5,600	Astoria Financial Corp.[4]	152,096
	15,450	People’s United Financial, Inc.[4]	267,439

			419,535

Total Finance & Insurance			1,248,503

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Healthcare - 9.5%
Healthcare – Equipment - 7.7%
	3,150	C.R. Bard, Inc.	303,660
	4,850	Edwards Lifesciences Corp.[1,4]	216,068
	5,800	The Cooper Cos., Inc.[4]	199,694

			719,422

Pharmaceuticals - 1.8%
	1,800	Roche Holding AG, ADR[2]	169,830

Total Healthcare			889,252

Manufacturing - 38.8%
Auto Parts & Equipment - 2.5%
	5,200	WABCO Holdings, Inc.[4]	237,224

Computers & Office Equipment - 6.0%
	4,800	Hewlett-Packard Co.[4]	219,168
	5,150	NCR Corp.[1]	117,575
	10,200	Teradata Corp.[1,4]	225,012

			561,755

Diversified Manufacturing Industries - 6.2%
	5,700	General Electric Co.[4]	210,957
	3,900	Ingersoll-Rand Co. Ltd. - Class A	173,862
	3,450	Textron, Inc.[4]	191,199

			576,018

Electronic Components & Equipment - 6.2%
	4,450	Sony Corp., ADR[2]	178,312
	2,950	Thermo Fisher Scientific, Inc.[1,4]	167,678
	6,650	Tyco Electronics Ltd.[4]	228,228

			574,218

Food & Beverage - 11.8%
	4,700	Cadbury Schweppes PLC, ADR[2,3,4]	207,834
	7,100	Campbell Soup Co.[4]	241,045
	4,350	McCormick & Co., Inc.	160,820
	2,600	Nestle SA, ADR[2,4]	325,389
	2,350	PepsiCo, Inc.[4]	169,670

			1,104,758

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Metal Products - 1.3%
	1,700	Allegheny Technologies, Inc.[4]	121,312

Misc. Industrial Machinery & Equipment - 2.9%
	2,600	Precision Castparts Corp.[4]	265,407

Semiconductors - 1.9%
	35,700	LSI Corp.[1,4]	176,715

Total Manufacturing			3,617,407

Oil & Gas - 12.7%
	5,600	Dresser-Rand Group, Inc.[1,4]	172,200
	2,500	Equitable Resources, Inc.[4]	147,250
	5,200	Oneok, Inc.	232,076
	8,700	Questar Corp.	492,071
	1,950	Total SA, ADR[2]	144,320

			1,187,917

Services - 5.9%
Business Services - 3.0%
	4,950	Manpower, Inc.[4]	278,487

Hotels, Restaurants, & Leisure - 1.2%
	1,918	MGM Mirage[1,4]	112,721

Telecommunications Services - 1.7%
	4,150	AT&T, Inc.[4]	158,945

Total Services			550,153

Wholesale & Retail Trade - 14.6%
Retail Apparel & Accessory Stores - 1.2%
	4,700	Tween Brands, Inc.[1,4]	116,278

Retail Department Stores - 4.4%
	7,250	J. C. Penney Co., Inc.[4]	273,397
	3,150	Kohl’s Corp.[1]	135,104

			408,501

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Specialty Retail Stores - 6.9%
	6,800	Advance Auto Parts, Inc.[4]	231,539
	5,350	CVS Caremark Corp.[4]	216,729
	8,900	Staples, Inc.[4]	196,779

			645,047

Wholesale Miscellaneous - 2.1%
	4,750	Genuine Parts Co.[4]	191,045

Total Wholesale & Retail Trade			1,360,871

Total Common Stock (Cost $11,527,385)			11,257,910

Short-Term Investments - 4.1%
	189,640	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	189,640
	189,639	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	189,639

Total Short-Term Investments (Cost $379,279)			379,279

Total Long Positions (Cost $11,906,664)			11,637,189

Securities Sold Short - (26.4%)
Common Stocks Sold Short - (23.1%)
Aerospace & Defense - (0.3%)
	(650)	Rolls-Royce Group PLC, ADR[2,3]	(26,235)

Computer Services & Software - (1.5%)
	(1,350)	Dassault Systemes SA, ADR[2]	(78,286)
	(1,150)	SAP AG ADR[2]	(57,006)

			(135,292)

Consumer Products - (0.8%)
	(600)	The Estee Lauder Cos., Inc. - Class A	(27,510)
	(500)	Whirlpool Corp.	(43,390)

			(70,900)

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Electric, Gas, Water, & Utilities - (2.3%)
	(550)	Constellation Energy Group, Inc.	(48,548)
	(1,400)	Edison International Co.	(68,628)
	(700)	FirstEnergy Corp.	(48,034)
	(1,300)	Southern Co.	(46,293)

			(211,503)

Finance & Insurance - (1.9%)
Asset Management - (0.5%)
	(1,700)	Cohen & Steers, Inc.	(45,033)

Commercial Banks - (1.4%)
	(1,800)	City National Corp.	(89,028)
	(800)	SunTrust Banks, Inc.	(44,112)

			(133,140)

Total Finance & Insurance			(178,173)

Healthcare - (1.0%)
	(3,300)	Amylin Pharmaceuticals, Inc.[1]	(96,393)

Manufacturing - (9.0%)
Automobile Manufacturers - (0.5%)
	(1,050)	PACCAR, Inc.	(47,250)

Building Materials & Components - (0.3%)
	(250)	Martin Marietta Materials, Inc.	(26,543)

Chemical & Allied Products - (0.7%)
	(500)	DuPont (E.I.) de Nemours & Co.	(23,381)
	(750)	PPG Industries, Inc.	(45,382)

			(68,763)

Computers & Office Equipment - (1.5%)
	(1,050)	Canon, Inc., ADR[2]	(48,688)
	(950)	HNI Corp.	(25,546)
	(2,650)	Logitech International SA1	(67,416)

			(141,650)

Diversified Manufacturing Industries - (0.5%)
	(1,500)	Pentair, Inc.	(47,850)

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Electronic Components & Equipment - (1.7%)
	(400)	Dionex Corp.[1]	(30,796)
	(950)	Hubbell, Inc. - Class B	(41,505)
	(2,150)	Matsushita Electric Industrial Co. Ltd, ADR[2]	(46,676)
	(1,800)	Molex, Inc.	(41,688)

			(160,665)

Food & Beverage - (2.5%)
	(1,000)	Boston Beer Co., Inc. - Class A1	(47,540)
	(2,000)	Coca-Cola Enterprises, Inc.	(48,400)
	(5,100)	Del Monte Foods Co.	(48,603)
	(1,550)	Sanderson Farms, Inc.	(58,915)
	(600)	The JM Smucker Co.	(30,366)

			(233,824)

Hand Held Tools - (0.5%)
	(650)	Black & Decker Corp.	(42,965)

Machinery & Heavy Equipment - (0.3%)
	(500)	CNH Global NV	(26,016)

Misc. Electrical Machinery, Equipment, & Supplies - (0.5%)
	(1,350)	Franklin Electric Co., Inc.	(46,129)

Total Manufacturing			(841,655)

Mining - (0.3%)
	(400)	Vulcan Materials Co.	(26,560)

Oil & Gas - (1.4%)
	(1,550)	Chesapeake Energy Corp.	(71,532)
	(1,200)	Newfield Exploration Co.[1]	(63,420)

			(134,952)

Services - (1.4%)
	(3,200)	Kelly Services, Inc. - Class A	(65,792)
	(2,500)	Robert Half International, Inc.	(64,350)

			(130,142)

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

Shares			Market Value
Wholesale & Retail Trade - (3.2%)
Retail Apparel & Accessory Stores - (0.3%)
	(1,600)	Liz Claiborne, Inc.	(29,040)

Retail – Restaurants - (0.5%)
	(1,700)	P.F. Chang’s China Bistro, Inc.[1]	(48,348)

Specialty Retail Stores - (1.5%)
	(3,500)	AutoNation, Inc.[1]	(52,395)
	(3,100)	RadioShack Corp.	(50,375)
	(700)	Target Corp.	(35,476)

			(138,246)

Wholesale Miscellaneous - (0.9%)
	(950)	Owens & Minor, Inc.	(37,373)
	(950)	United Stationers, Inc.[1]	(45,315)

			(82,688)

Total Wholesale & Retail Trade			(298,322)

Total Common Stock Sold Short (Proceeds $2,160,798)			(2,150,127)

Exchange Traded Funds Sold Short - (3.3%)
	(2,050)	iShares Cohen & Steers Realty Majors Index Fund	(164,799)
	(200)	Oil Service HOLDRs Trust	(35,361)
	(1,350)	United States Oil Fund LP1	(110,011)

Total Exchange Traded Funds Sold Short (Proceeds $283,210)			(310,171)

Total Securities Sold Short (Proceeds $2,444,008)			(2,460,298)

Total Investments - 98.3% (Cost $9,462,656)[5]			9,176,891
Other Assets in Excess of Liabilities - 1.7%			154,066

Total Net Assets - 100.0%			$9,330,957

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (Unaudited)

[1]	Non-income producing security.

[2]	ADR - American Depository Receipt.

[3]	PLC - Public Limited Company.

[4]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

[5]

The cost for Federal income tax purposes was $9,555,659. At March 31, 2008 net unrealized depreciation was $378,768. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $259,599, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $638,367.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date	April 22, 2008

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	April 21, 2008

*	Print the name and title of each signing officer under his or her signature.